Loss per Share (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Summary of Basic Loss per Share
(a)
Basic loss per share for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In won and number of shares)
	2022		2023	2024
Loss attributable to owners of the Parent Company for the year	₩	(3,071,564,667,651)	(2,733,741,837,803)	(2,562,606,429,762)
Weighted-average number of common stocks outstanding		380,884,673	380,884,673	471,252,355
Basic loss per share	₩	(8,064)	(7,177)	(5,438)